January 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information, each dated January 1, 2025, relating to the Trust’s Currency Strategy, Fixed Income, Alternative, and Capital Efficient Funds, do not differ from the forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 918 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 26, 2024 (Accession No. 0001214659-24-020975).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3854.

Very truly yours,

/s/ Angela Borreggine

Angela Borreggine
Assistant Secretary

cc:   Laura Flores, Esq.

WisdomTree Asset Management, Inc. 250 West 34th Street, New York, NY 10119 | 212-801-2080 Tel 212-801-2081 Fax